Shareholders' Equity - Stock Swap Program (Details) - $ / shares shares in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Stockholders Equity Note [Line Items]
Total Number of Shares of Carnival plc Ordinary Shares Purchased	6.0	8.9
Carnival PLC
Stockholders Equity Note [Line Items]
Total Number of Shares of Carnival plc Ordinary Shares Purchased	6.0	8.9
Average Price Paid per Share of Carnival plc Ordinary Share (in usd per share)	$ 14.52	$ 20.99
Maximum Number of Carnival plc Ordinary Shares That May Yet Be Purchased Under the Carnival Corporation Stock Swap Program (in shares)	3.6	9.5